LVIP American Century Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.52%
Aerospace & Defense–1.90%
L3Harris Technologies, Inc.	27,764	$5,811,283
RTX Corp.	82,868	10,976,695
		16,787,978
Air Freight & Logistics–1.32%
United Parcel Service, Inc. Class B	106,529	11,717,125
		11,717,125
Automobile Components–1.12%
†Aptiv PLC	38,692	2,302,174
BorgWarner, Inc.	267,259	7,656,970
		9,959,144
Automobiles–0.66%
General Motors Co.	124,388	5,849,968
		5,849,968
Banks–9.13%
Bank of America Corp.	371,285	15,493,723
JPMorgan Chase & Co.	97,843	24,000,888
PNC Financial Services Group, Inc.	38,263	6,725,488
Truist Financial Corp.	244,513	10,061,710
U.S. Bancorp	463,506	19,569,223
Wells Fargo & Co.	69,950	5,021,710
		80,872,742
Beverages–2.33%
Heineken Holding NV	52,683	3,812,862
Heineken NV	84,457	6,886,651
Pernod Ricard SA	100,214	9,900,401
		20,599,914
Building Products–0.65%
A.O. Smith Corp.	87,513	5,719,850
		5,719,850
Capital Markets–5.86%
Bank of New York Mellon Corp.	165,225	13,857,421
Blackrock, Inc.	6,098	5,771,635
Charles Schwab Corp.	171,037	13,388,776
Northern Trust Corp.	67,842	6,692,613
State Street Corp.	63,417	5,677,724
T. Rowe Price Group, Inc.	71,254	6,546,105
		51,934,274
Chemicals–0.67%
PPG Industries, Inc.	54,556	5,965,699
		5,965,699
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–3.27%
Cisco Systems, Inc.	345,869	$21,343,576
†F5, Inc.	28,589	7,612,393
		28,955,969
Construction Materials–0.70%
Martin Marietta Materials, Inc.	12,964	6,198,477
		6,198,477
Consumer Staples Distribution & Retail–1.35%
†Dollar Tree, Inc.	82,017	6,157,016
Koninklijke Ahold Delhaize NV	154,660	5,777,329
		11,934,345
Containers & Packaging–0.68%
Packaging Corp. of America	30,257	5,991,491
		5,991,491
Diversified Telecommunication Services–2.86%
AT&T, Inc.	310,669	8,785,719
Verizon Communications, Inc.	365,071	16,559,621
		25,345,340
Electric Utilities–4.04%
Duke Energy Corp.	75,272	9,180,926
Evergy, Inc.	121,497	8,377,218
Eversource Energy	98,733	6,132,307
Xcel Energy, Inc.	171,083	12,110,965
		35,801,416
Electrical Equipment–1.25%
Emerson Electric Co.	52,704	5,778,467
nVent Electric PLC	101,686	5,330,380
		11,108,847
Energy Equipment & Services–0.97%
Baker Hughes Co.	195,644	8,598,554
		8,598,554
Entertainment–1.12%
Walt Disney Co.	100,555	9,924,778
		9,924,778
Financial Services–4.42%
†Berkshire Hathaway, Inc. Class A	49	39,123,638
		39,123,638
Food Products–3.05%
Conagra Brands, Inc.	451,751	12,048,199
LVIP American Century Value Fund–1

LVIP American Century Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Kraft Heinz Co.	225,680	$6,867,442
Mondelez International, Inc. Class A	119,714	8,122,595
		27,038,236
Gas Utilities–1.00%
Atmos Energy Corp.	23,120	3,573,890
ONE Gas, Inc.	69,790	5,275,426
		8,849,316
Ground Transportation–1.01%
Norfolk Southern Corp.	37,917	8,980,641
		8,980,641
Health Care Equipment & Supplies–6.23%
Becton Dickinson & Co.	29,096	6,664,730
Dentsply Sirona, Inc.	345,542	5,162,397
GE HealthCare Technologies, Inc.	53,348	4,305,717
Medtronic PLC	253,469	22,776,724
Zimmer Biomet Holdings, Inc.	143,631	16,256,157
		55,165,725
Health Care Providers & Services–4.25%
†Centene Corp.	109,790	6,665,351
CVS Health Corp.	148,273	10,045,496
†Henry Schein, Inc.	103,172	7,066,250
Labcorp Holdings, Inc.	34,747	8,087,017
Universal Health Services, Inc. Class B	30,891	5,804,419
		37,668,533
Health Care REITs–1.30%
Healthpeak Properties, Inc.	300,897	6,084,137
Ventas, Inc.	78,670	5,409,349
		11,493,486
Household Durables–0.66%
†Mohawk Industries, Inc.	50,882	5,809,707
		5,809,707
Household Products–1.80%
Kimberly-Clark Corp.	64,963	9,239,038
Reckitt Benckiser Group PLC	98,671	6,672,176
		15,911,214
Industrial Conglomerates–0.44%
Siemens AG	16,862	3,894,215
		3,894,215
Insurance–2.96%
Allstate Corp.	42,075	8,712,470
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	44,194	$8,701,799
Willis Towers Watson PLC	26,029	8,796,500
		26,210,769
Life Sciences Tools & Services–0.69%
†ICON PLC	34,871	6,102,076
		6,102,076
Machinery–1.61%
Dover Corp.	28,443	4,996,866
IMI PLC	179,336	4,411,478
Oshkosh Corp.	51,556	4,850,389
		14,258,733
Media–0.51%
Interpublic Group of Cos., Inc.	167,691	4,554,488
		4,554,488
Multi-Utilities–1.05%
WEC Energy Group, Inc.	84,953	9,258,178
		9,258,178
Oil, Gas & Consumable Fuels–7.91%
Chevron Corp.	98,138	16,417,506
Enterprise Products Partners LP	90,614	3,093,562
Exxon Mobil Corp.	206,638	24,575,457
Occidental Petroleum Corp.	155,045	7,653,021
Shell PLC	250,581	9,121,220
TotalEnergies SE	142,196	9,162,105
		70,022,871
Paper & Forest Products–0.45%
Mondi PLC	266,725	3,978,794
		3,978,794
Passenger Airlines–0.85%
Southwest Airlines Co.	223,896	7,518,428
		7,518,428
Personal Care Products–3.66%
Estee Lauder Cos., Inc. Class A	168,777	11,139,282
Kenvue, Inc.	386,461	9,267,335
Unilever PLC	202,065	12,039,410
		32,446,027
Pharmaceuticals–7.81%
Bristol-Myers Squibb Co.	124,961	7,621,372
Johnson & Johnson	169,173	28,055,650
Merck & Co., Inc.	75,633	6,788,818
Pfizer, Inc.	547,943	13,884,876
LVIP American Century Value Fund–2

LVIP American Century Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Roche Holding AG	19,078	$6,279,096
Sanofi SA	59,154	6,549,639
		69,179,451
Residential REITs–0.61%
Equity Residential	75,563	5,408,800
		5,408,800
Retail REITs–1.91%
Agree Realty Corp.	87,559	6,758,679
Realty Income Corp.	69,509	4,032,217
Regency Centers Corp.	83,107	6,129,973
		16,920,869
Semiconductors & Semiconductor Equipment–2.20%
Intel Corp.	254,560	5,781,058
QUALCOMM, Inc.	56,871	8,735,954
Teradyne, Inc.	60,253	4,976,898
		19,493,910
Technology Hardware, Storage & Peripherals–0.43%
HP, Inc.	138,720	3,841,157
		3,841,157
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.83%
MSC Industrial Direct Co., Inc. Class A	94,405	$7,332,436
		7,332,436
Total Common Stock (Cost $652,759,793)		863,727,609

MONEY MARKET FUND–2.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	19,780,731	19,780,731
Total Money Market Fund (Cost $19,780,731)		19,780,731

TOTAL INVESTMENTS–99.76% (Cost $672,540,524)	883,508,340
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	2,157,539
NET ASSETS APPLICABLE TO 69,459,463 SHARES OUTSTANDING–100.00%	$885,665,879

†Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CHF	(2,320,314)	USD	2,660,484	6/27/25	$10,390	$—
BOA	CHF	140,223	USD	(160,626)	6/27/25	—	(473)
BOA	EUR	(10,306,212)	USD	11,214,189	6/27/25	14,737	—
CITI	GBP	(7,093,801)	USD	9,177,208	6/27/25	14,494	—
GSI	EUR	(10,306,212)	USD	11,215,220	6/27/25	15,768	—
GSI	GBP	(7,093,801)	USD	9,176,548	6/27/25	13,835	—
MSC	EUR	(10,306,212)	USD	11,213,741	6/27/25	14,289	—
UBS	CHF	(2,320,314)	USD	2,660,271	6/27/25	10,176	—
UBS	CHF	287,983	USD	(330,301)	6/27/25	—	(1,387)
UBS	EUR	(10,306,212)	USD	11,211,045	6/27/25	11,594	—
Total Foreign Currency Exchange Contracts						$105,283	$(1,860)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BOA–Bank of America
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
LVIP American Century Value Fund–3

LVIP American Century Value Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
GBP–British Pound Sterling
GSI–Goldman Sachs International
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Value Fund–4